--------------------------------------------------------------------------------
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present to you the First Quarter Report of The Europe Fund, Inc. On March 31, 1999, the end of the period under review, the Fund's net assets totaled $194.6 million. This represents a net asset value per share of $19.33, a rise of 13.28% per annum since inception (May 3, 1990) through March 31, 1999, after taking into account underwriting discounts, commissions, and offering expenses, and assuming reinvestment of dividends and distributions. This compares with a 14.08% increase in the MSCI Europe Index over the same time period. On March 31, 1999, The Europe Fund, Inc.'s common stock was quoted at $16.8125 per share on the New York Stock Exchange, which represents a 13.02% discount to the Fund's net asset value per share of $19.33. Assuming reinvestment of dividends and distributions, the Fund's market price has risen 10.58% per annum from its initial value through March 31, 1999.

  For the three months ended March 31, 1999, the Fund experienced a decrease in net asset value of 0.97%, which compared with a fall of 2.11% in the value of the MSCI Europe Index. Based on the market price of the Fund's shares as of March 31, 1999, the total investment return for the first quarter of 1999 was -9.43%.

  We also enclose the economic review together with a summary of the major portfolio investments.

                                Yours sincerely,

                [SIGNATURE]                          [SIGNATURE]
          Anthony M. Solomon                     Stephen M. M. Miller
        Chairman of the Board                         President

ECONOMIC REVIEW

  The economic condition of Europe, and notably the Eurozone, continues to present a dilemma for the European Central Bank (ECB). The industrial sector remains a concern, with poor production numbers and a low level of business confidence, particularly in Germany. At the same time, consumer confidence is back to historically high levels -- new car sales in February were up 13.3% year-over-year in France, up 24.6% in Spain and modestly down by 3.7% in Germany.

  The resignation of Oskar Lafontaine in early March from his post of German finance minister is likely to signal a turning point in the German economic policy. He represented the traditional left-wing of the Social Democratic Party. Prior to his surprise departure, he had met with strong opposition from German business leaders against his proposed tax reform. His departure could lead to a recovery in business confidence in Germany, and may encourage the ECB to cut interest rates without feeling exposed to accusations of succumbing to political pressures.

  In line with the weaker-than-expected trends of the Eurozone economies, the euro has weakened against all other major currencies consistently and steadily since its launch.

  The UK economy appears to be showing signs of stabilization, possibly as a result of the aggressive wave of rate cuts by the Bank of England over recent months. At 5.5% currently, interest rates have the prospect of decreasing further.

PORTFOLIO SUMMARY

  The Fund's and the MSCI Europe Index's country weightings expressed as a percentage of total market value at March 31, 1999 are outlined below:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         FUND
Finland                                                      1.2%
France                                                      19.0%
Germany                                                     11.7%
Greece                                                       1.7%
Ireland                                                      1.2%
Italy                                                       10.6%
Netherlands                                                  9.5%
Norway                                                       0.7%
Spain                                                        3.6%
Sweden                                                       2.0%
Switzerland                                                 13.5%
United Kingdom                                              25.3%
MSCI EUROPE INDEX
Finland                                                      2.5%
France                                                      13.1%
Germany                                                     13.3%
Ireland                                                      0.7%
Italy                                                        7.0%
Netherlands                                                  8.3%
Norway                                                       0.6%
Spain                                                        4.4%
Sweden                                                       3.8%
Switzerland                                                 10.3%
United Kingdom                                              31.4%
Other                                                       4.6%*
*Countries include Austria, Belgium, Denmark and
Portugal.

  The Fund's ten largest equity holdings expressed as a percentage of total net assets at March 31, 1999 were:

Telecom Italia.....................         3.2%
ING Groep..........................         2.9
Roche Holdings (Bearer)............         2.9
Accor..............................         2.6
Total (Class B)....................         2.6
Novartis (Registered)..............         2.6
Banco Bilbao Vizcaya...............         2.5
GKN (Ordinary).....................         2.4
Siemens............................         2.3
Adecco.............................         2.2
                                            ---
                                           26.2%
                                            ---
                                            ---

  The Fund's sector weightings expressed as a percentage of total net assets at March 31, 1999 were:

Services...........................        35.8%
Finance............................        22.4
Consumer Goods.....................        20.0
Capital Equipment..................         9.2
Energy.............................         6.2
Materials..........................         3.8
Cash...............................         2.2
Other Assets Less Liabilities......         0.4
                                          -----
                                          100.0%
                                          -----
                                          -----

-----------------------------------------------
THE EUROPE FUND, INC.
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 1999 (UNAUDITED)

----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--94.5%
                  FINLAND--1.2%
        10,000    Nokia Oyj (Series A).......................  $   1,621,425
                  --Electrical & Electronics
        40,000    Sonera Group Oyj...........................        668,459
                  --Telecommunications
                                                               -------------
                                                                   2,289,884
                                                               -------------
                  FRANCE--18.5%
        20,000    Accor......................................      4,972,370
                  --Leisure & Tourism
        10,000    AXA........................................      1,327,407
                  --Insurance
         9,000    Elf Aquitaine..............................      1,223,852
                  --Energy Sources
        10,000    Establissements Economiques du Casino
                    Guichard-- Perrachen.....................        888,541
                  --Merchandising
        20,000    +Flo (Groupe)..............................        748,017
                  --Leisure & Tourism
         7,500    Guilbert...................................      1,134,998
                  --Merchandising
         5,000    Hachette Filipacchi Medias.................      1,167,966
                  --Broadcasting & Publishing
         4,000    Louis Vuitton..............................        992,312
                  --Beverages & Tobacco
        35,000    +Marionnaud Parfumeriers...................      1,638,180
                  --Merchandising
        60,000    +Naf Naf...................................        655,056
                  --Textiles & Apparel
        23,000    Pinault Printemps Redoute..................      3,674,581
                  --Merchandising
        13,500    PSA Peugeot Citroen........................      1,943,764
                  --Automobiles
        14,000    Sidel......................................      1,097,164
                  --Machinery & Engineering
         7,500    Societe Generale...........................      1,443,068
                  --Banking
        50,000    Societe Generale d'Entreprises.............      2,356,471
                  --Construction & Housing

----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------
        40,000    Total (Class B)............................  $   4,933,456
                  --Energy Sources
        27,500    Valeo......................................      2,155,144
                  --Automobiles
        15,000    Vivendi....................................      3,695,228
                  --Business & Public Services
                                                               -------------
                                                                  36,047,575
                                                               -------------
                  GERMANY--8.5%
        10,000    Allianz....................................      3,048,279
                  --Insurance
        75,000    Bayer......................................      2,813,172
                  --Chemicals
        25,125    DaimlerChrysler............................      2,189,005
                  --Automobiles
        12,500    HypoVereinsbank............................        748,558
                  --Banking
        32,500    Metro......................................      2,036,537
                  --Merchandising
        65,000    Siemens....................................      4,349,202
                  --Electrical & Electronics
        25,000    VEBA.......................................      1,316,057
                  --Utilities--Electric & Gas
                                                               -------------
                                                                  16,500,810
                                                               -------------
                  GREECE--1.6%
       120,000    +Panafon Hellenic Telecom SA...............      3,121,169
                  --Telecommunications
                                                               -------------
                                                                   3,121,169
                                                               -------------
                  IRELAND--1.2%
       110,000    Bank of Ireland............................      2,306,747
                  --Banking
                                                               -------------
                                                                   2,306,747
                                                               -------------
                  ITALY--10.4%
       420,000    Banca Intesa...............................      2,478,835
                  --Banking
        50,000    Banca Popolare di Brescia..................      1,545,758
                  --Banking
        26,750    Gucci Group (NY Registered)................      2,153,375
                  --Consumer Goods

----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------
        55,000    Industrie Natuzzi (ADR)....................  $     907,500
                  --Appliances & Household Durables
        90,000    Luxottica Group (ADR)......................      1,158,750
                  --Health & Personal Care
        80,000    Mondadori Arnoldo Editore..................      1,197,693
                  --Broadcasting & Publishing
     1,000,000    Telecom Italia.............................      5,945,225
                  --Telecommunications
       600,000    Telecom Italia Mobile......................      2,321,881
                  --Telecommunications
       450,000    Unicredito Italiano........................      2,432,137
                  --Banking
                                                               -------------
                                                                  20,141,154
                                                               -------------
                  NETHERLANDS--9.2%
        50,100    Akzo Nobel.................................      1,857,537
                  --Chemicals
        20,000    +Equant....................................      1,521,978
                  --Data Processing & Reproduction
       100,000    ING Groep..................................      5,518,250
                  --Insurance
        70,000    Numico.....................................      2,686,161
                  --Food & Household Products
        40,000    Unilever...................................      2,782,365
                  --Food & Household Products
        20,000    Wolters Kluwer.............................      3,631,992
                  --Broadcasting & Publishing
                                                               -------------
                                                                  17,998,283
                                                               -------------
                  NORWAY--0.7%
        50,000    Ekornes....................................        466,333
                  --Appliances & Household Durables
       400,000    NCL Holdings...............................        860,126
                  --Leisure & Tourism
                                                               -------------
                                                                   1,326,459
                                                               -------------
                  SPAIN--3.5%
            17    +A.B. Capital Fund*........................         29,499
                  --Business & Public Services
       325,000    Banco Bilbao Vizcaya.......................      4,848,061
                  --Banking
        80,000    Endesa.....................................      2,021,809
                  --Utilities--Electric & Gas
                                                               -------------
                                                                   6,899,369
                                                               -------------
----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------

                  SWEDEN--1.9%
        80,000    Electrolux (Series B)......................  $   1,588,307
                  --Appliances & Household Durables
        36,719    +Pricer (Series B).........................         58,589
                  --Electrical & Electronics
        36,719    +Pricer (Series B), Rights(a)..............         36,227
                  --Electrical & Electronics
       130,000    Securitas (Series B).......................      2,058,465
                  --Business & Public Services
                                                               -------------
                                                                   3,741,588
                                                               -------------
                  SWITZERLAND--13.1%
         8,000    Adecco.....................................      4,067,429
                  --Business & Public Services
         5,000    Barry Callebaut............................      1,007,041
                  --Food & Household Products
        10,000    Credit Suisse Group........................      1,868,526
                  --Banking
           600    Kuoni Reisen Holdings......................      2,234,107
                  --Leisure & Tourism
         3,000    Novartis (Registered)......................      4,876,447
                  --Health & Personal Care
           450    Roche Holdings (Bearer)....................      5,498,951
                  --Health & Personal Care
         6,000    +Swisscom..................................      2,347,844
                  --Telecommunications
         1,750    The Swatch Group (Bearer)..................      1,113,669
                  --Consumer Goods
         8,000    UBS (Registered)...........................      2,518,448
                  --Banking
                                                               -------------
                                                                  25,532,462
                                                               -------------
                  UNITED KINGDOM--24.7%
       400,000    Amvescap (Ordinary)........................      4,051,674
                  --Financial Services
       250,000    BAA (Ordinary).............................      2,787,747
                  --Business & Public Services
        50,000    Barclays (Ordinary)........................      1,447,488
                  --Banking
       200,000    Boots (Ordinary)...........................      2,880,824
                  --Merchandising
       150,000    BP Amoco (Ordinary)........................      2,537,143
                  --Energy Sources
       100,000    Compass (Ordinary).........................      1,171,237
                  --Business & Public Services
       220,000    Diageo (Ordinary)..........................      2,477,208
                  --Beverages & Tobacco

----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------
       300,000    GKN (Ordinary).............................  $   4,584,789
                  --Machinery & Engineering
        70,000    Glaxo Wellcome (Ordinary)..................      2,344,252
                  --Health & Personal Care
       500,000    Halma (Ordinary)...........................        759,285
                  --Machinery & Engineering
       300,000    Hays (Ordinary)............................      3,128,416
                  --Business & Public Services
        70,000    HSBC Holdings (Ordinary)...................      2,261,700
                  --Banking
       200,000    Lloyds TSB (Ordinary)......................      3,037,140
                  --Banking
       100,000    Marks & Spencer (Ordinary).................        655,893
                  --Merchandising
       200,000    NXT (Ordinary).............................      1,525,032
                  --Electrical & Electronics
       200,000    Peninsular & Oriental Steam Navigation.....      2,859,435
                  --Transportation--Shipping
       150,000    Serco Group (Ordinary).....................      3,568,236
                  --Business & Public Services
       200,000    SmithKline Beecham (Ordinary)..............      2,888,514
                  --Health & Personal Care
       140,000    United News & Media (Ordinary).............      1,334,403
                  --Broadcasting & Publishing
       220,000    Wolseley (Ordinary)........................      1,670,427
                  --Building Materials & Components
                                                               -------------
                                                                  47,970,843
                                                               -------------
                  Total Common Stocks
                    (cost--$142,064,898).....................    183,876,343
                                                               -------------
----------------------------------------------------------------------------
    SHARES                       DESCRIPTION                   MARKET VALUE
----------------------------------------------------------------------------

PREFERRED STOCKS--2.9%
                  GERMANY--2.9%
        14,000    Henkel (Non-Voting)........................  $   1,029,064
                  --Chemicals
         5,000    Marschollek, Lautenschlaeger Und Partner
                    (Non-Voting).............................      2,707,780
                  --Financial Services
        20,000    Rhoen-Klinikum (Non-Voting)................      1,945,710
                  --Health & Personal Care
                                                               -------------
                                                                   5,682,554
                                                               -------------
                  Total Preferred Stocks
                    (cost--$3,002,074).......................      5,682,554
                                                               -------------
                  Total Investments--97.4%
                  (cost--$145,066,972) (b)...................    189,558,897
                  Assets in Excess of Liabilities--2.6%......      5,046,479
                                                               -------------
                  Net Assets--100.0%.........................  $ 194,605,376
                                                               -------------
                                                               -------------

------------------------------

 +   Non-income producing security.

ADR  American Depositary Receipt.

* Investment in restricted security with an aggregate value of $29,499, representing 0.02% of net assets at March 31, 1999. The investment was acquired on October 22, 1990 and September 5, 1991 and has an adjusted basis of $334,461.

(a) Rights entitlement of 1 Pricer common share for each right exercised at a price of 5 Swedish Krona.

(b) The United States Federal income tax basis of the Fund's investments at March 31, 1999 was $145,066,972 and, accordingly, net unrealized appreciation for United States Federal income tax purposes was $44,491,925 (gross unrealized appreciation--$49,882,540; gross unrealized depreciation--$5,390,615).

-------------------------------------------------------------

DIRECTORS AND OFFICERS

  ANTHONY M. SOLOMON, Chairman of the Board and Director
  GEORGE F. BENNETT, Director
* SIR ARTHUR BRYAN, Director
  PETER STORMONTH DARLING, Director
  LEON N. LEVY, Director
* J. MURRAY LOGAN, Director
* JAMES S. MARTIN, Director
  FRANCOIS-XAVIER ORTOLI, Director
  STEPHEN M. M. MILLER, President
  STEVEN W. GOLANN, Vice President
  DONALD C. BURKE, Treasurer
  RITA J. KLEINMAN, Secretary
  THADDEA M. MAGUIRE, Assistant Secretary

* Member of the Audit Committee

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares or any securities mentioned in this report.

Comparisons between changes in the Fund's net asset value per share and changes in the MSCI Europe Index should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of the Fund's investments and the size of the Fund.

------------------------------------------------

EXECUTIVE OFFICES--
780 Third Avenue
New York, New York 10017
(For latest net asset value and requests for Fund Reports, please call 1-800-543-6217 or 1-609-282-4600.)
INVESTMENT MANAGER--
Mercury Asset Management International Channel Islands Ltd.
Forum House
Grenville Street
St. Helier, Jersey
Channel Islands
INVESTMENT ADVISER--
Mercury Asset Management International Ltd.
33 King William Street
London EC4R 9AS
England
ADMINISTRATOR--
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, New Jersey 08543-9095
CUSTODIAN--
The Bank of New York
Avenue des Arts 35
1040 Brussels
Belgium
TRANSFER AGENT AND REGISTRAR--
The Bank of New York
101 Barclay Street
New York, New York 10286
LEGAL COUNSEL--
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
INDEPENDENT AUDITORS--
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

                ------------------------------------------------
                         SUMMARY OF GENERAL INFORMATION
                  -------------------------------------------

THE FUND

  The Europe Fund, Inc. (the "Fund") is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation through investment primarily in European equity securities. The Fund is managed by Mercury Asset Management International Channel Islands Ltd., relying on investment advice from Mercury Asset Management International Ltd. (Regulated by IMRO and Securities and Exchange Commission.)

SHAREHOLDER INFORMATION

  Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers under the designation "Europe Fd." The Fund's New York Stock Exchange trading symbol is EF. Net asset value (NAV) and market price information about the Fund's shares are published weekly in THE WALL STREET JOURNAL and THE NEW YORK TIMES and other newspapers in a table called "Closed End Funds," and are also available on Reuters under "MAMINDEX." Daily NAV and market price information is available on the internet at www.wsj.com.

  Shareholders interested in receiving the quarterly newsletter entitled "Closed End Fund Focus" should call 1-800-543-6217 or 1-212-888-6941 and request to be placed on the mailing list or send a request by mail to the Fund's address.

DISTRIBUTION REINVESTMENT AND CASH PURCHASE PLAN--SUMMARY

  A Distribution Reinvestment and Cash Purchase Plan (the "Plan") is available to provide shareholders with automatic reinvestment of their dividend income and capital gains distributions in additional shares of the Fund's common stock. A brochure describing the Plan is available from the Plan Agent, The Bank of New York, by calling (800) 524-4458.

  All shareholders are automatically enrolled in the Plan unless they have elected to receive distributions in cash. Therefore, if you wish to participate and your shares are held in your own name, no action is required on your part. If you have previously elected to receive distributions in cash and now wish to participate in the Plan, please call the Plan Agent at the number above. If your shares are held in the name of a brokerage firm, bank or other nominee, your nominee may have elected to receive distributions in cash on your behalf, and if you wish to participate, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate on your behalf, you should request it to register your shares in your own name, which will enable you to participate in the Plan.
TRANSFER AGENT:
The Bank of New York
Telephone Inquiries: 1-800-432-8224

Address Shareholder Inquiries to:
Shareholder Relations Department - 11 E
P.O. Box 11258
Church Street Station
New York, NY 10286

Send Certificates for Transfer and Address Changes to:
Receive and Deliver Department - 11 W
P.O. Box 11002
Church Street Station
New York, NY 10286

                                     [LOGO]
                             THE EUROPE FUND, INC.
                                QUARTERLY REPORT
                                 MARCH 31, 1999